Share based payment reserve (Tables)	12 Months Ended
Jun. 30, 2026
Share Based Payment Reserve
Schedule of share based payment reserve

Date	S$	US$	Share price	Number of shares
As at July 1, 2024				-
Entitlement
March 19, 2025	25,000	18,755	4.04	4,642
April 19, 2025	25,000	19,064	4.45	4,284
May 19, 2025	25,000	19,321	2.37	8,152
June 19, 2025	25,000	19,465	2.67	7,290
Total entitlement	100,000	76,605		24,368
As at June 30, 2025				24,368
July 21, 2025	25,000	19,526	2.34	8,344
August 19, 2025	25,000	19,463	1.91	10,190
September 19, 2025	25,000	19,458	1.84	10,546
October 21, 2025	25,000	19,311	1.64	11,775
November 19, 2025	25,000	19,209	1.15	16,703
December 19, 2025	25,000	19,378	0.72	26,914
January 20, 2026	25,000	19,427	0.76	25,562
February 19, 2026	25,000	19,706	0.68	28,979
March 19, 2026	25,000	19,490	0.60	32,321
April 20, 2026	25,000	19,680	0.57	34,467
May 19, 2026	25,000	19,554	0.66	29,763
June 22, 2026	25,000	19,369	6.85	2,828
Total entitlement	400,000	310,176		262,760